RBC BlueBay Impact Bond Fund Shareholder Fees	Sep. 30, 2025 USD ($)
Class Y [Member] | RBC BlueBay Impact Bond Fund | Class Y
Prospectus [Line Items]
Shareholder Fee, Other	$ 0